OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,839	$ 5,143
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	289	330
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,127	1,308
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,011	2,959
Africa and Commonwealth of Independent States ("ACIS")
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	347	444
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 65	$ 102